Financial assets and liabilities - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities
Borrowings	$ 5,910	$ 7,879
Lease liabilities	466
Not later than one year
Financial assets and liabilities
Borrowings	95	118
Lease liabilities	88
Between one and three years
Financial assets and liabilities
Borrowings	796	4
Between three and five years
Financial assets and liabilities
Borrowings	897	2,213
Later than one year and not later than five years
Financial assets and liabilities
Lease liabilities	219
Later than five years
Financial assets and liabilities
Borrowings	4,122	$ 5,544
Lease liabilities	$ 159